Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

How does the Company grant equity awards?

The Compensation Committee expects to make equity award grants on an annual basis under the 2016 Plan. Such grants will be intended to align the interests of select executives and key employees with those of the long-term goals of stockholders and provide each individual with a significant incentive to join or remain at the Company from the perspective of an owner with an equity stake in the business. Additionally, the Compensation Committee expects to grant RSUs every three years to all employees to enhance the ethic of ownership in the Company and to further align interests in the long-term future of the Company.

Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of stock options or equity grant dates. In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information. These restrictions do not apply to RSUs that do not include an exercise price related to the market price of our common stock on the date of grant.

Options granted under the 2016 Plan that remain outstanding accelerate when a Change in Control or a Corporate Transaction, as defined in the 2016 Plan, occur, unless such outstanding options are assumed or replaced by the successor corporation with comparable, equalized options or a cash incentive program in accordance with the terms of the 2016 Plan.

A “Change in Control”, as defined in the 2016 Plan, generally means a change in control of Company effected as a result of (1) any person or related group of persons (other than the Company or a person that directly or indirectly controls, is controlled by, or is under common control with, the Company) directly or indirectly acquires beneficial ownership (within the meaning of Rule 13d-3 of the Exchange Act of stock possessing more than 50% of the total combined voting power of the Company’s outstanding stock pursuant to a tender or exchange offer made directly to the Company’s stockholders which the Board does not recommend such stockholders accept; or (2) a change in the composition of the Board over a period of 36 consecutive months or less such that a majority of the Board members (rounded up to the next whole number) ceases, by reason of one or more proxy contests for the election of Board members, to be comprised of persons who either (A) have been Board members continuously since the beginning of such period or (B) have been elected or nominated for election as Board members during such period by at least a majority of the Board members described in clause (A) who were still in office at the time such election or nomination was approved by the Board.

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Under the 2016 Plan, upon the occurrence of certain Change in Control events (as defined in the 2016 Plan), the Company may provide for any of the following in connection with outstanding awards:

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Acceleration – In the event of a Change in Control and Double Trigger Event (as defined in the 2016 Plan) with respect to a participant, the Company may accelerate the exercisability and/or vesting of awards in connection with such Change in Control and Double Trigger Event;

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Assumption; Continuation or Substitution – In the event of a Change in Control, the acquirer of or successor to the Company may, without the consent of any participant, assume or continue the Company’s rights and obligations under each or any award outstanding immediately prior to the Change in Control or substitute for each or any such outstanding award or portion thereof a substantially equivalent award with respect to the acquirer’s or successor’s stock; or

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Cash Out – In the event of a Change in Control, the Company may, without the consent of any participant, cancel each or any award or portion thereof outstanding immediately prior to the Change in Control in exchange for a payment with respect to each vested share (and each unvested share, if so determined by the Company) of the Company’s common stock subject to such canceled award in cash, stock of the Company or its acquirer or successor, or other property.

In addition, the Employment Agreement for Matthew K. Custer, our President and Chief Executive Officer, provides that in the event that Mr. Custer resigns for good cause, which includes a Change in Control, he will receive an amount equal to his base salary for 12 months or for the remainder of his contract term, whichever is less, together with (a) any other earned but unpaid amounts due under the terms of his Employment Agreement, and (b) employee benefits for the applicable severance benefit period. “Change in Control” has the same definition provided in the 2016 Plan.

The material in the heading “Compensation Discussion and Analysis” and the Report of the Compensation Committee are not “soliciting material,” and are not deemed “filed” with the SEC or subject to the SEC’s proxy rules or to the liabilities of Section 18 of the Exchange Act, and are not to be incorporated by reference in any filing of the Company under the Securities Act of 1933, as amended (the “Securities Act”), or the Exchange Act, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in such filing.

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Award Timing Method	Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of stock options or equity grant dates. In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information. These restrictions do not apply to RSUs that do not include an exercise price related to the market price of our common stock on the date of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false